Loans Receivables (Tables)	12 Months Ended
Oct. 31, 2022
Receivables [Abstract]
Schedule of loans are non-interest bearing
	October 31, 2022	October 31, 2021
Loan to related franchisees, gross	17,678,913	16,591,780
Discount based on imputed interest rate of 11.75%	(2,076,767)	(1,949,060)
Loan to related franchisees, net of discount	15,602,146	14,642,720

	October 31, 2022	October 31, 2021
Loan to related franchisees, net of discount	15,602,146	14,642,720
Provision for credit losses	(7,309,516)	(832,170)
Loan to related franchisees, net of discount and allowance	8,292,630	13,810,550

Schedule of the activity in the allowance for credit loss
	October 31, 2022	October 31, 2021
Balance at beginning of year	832,170	498,762
Provision	7,267,026	409,762
Charge-offs	-	-
Recoveries	-	(100,739)
Effect of translation adjustment	(789,680)	24,385
Balance at end of year	7,309,516	832,170

Schedule of current and non-current loan receivables, net of allowance for credit losses
	October 30, 2022	October 31, 2021
Loan to related franchisees, net of discount and allowances, current	6,661,290	9,673,893
Loan to related franchisees, net of discount and allowances, non-current	1,631,340	4,136,657
	8,292,630	13,810,550

Schedule of credit quality analysis of franchisee loan receivables
	October 31, 2022	October 31, 2021
Franchisee Financing:
Group I	3,622,174	6,972,094
Group II	6,109,130	5,221,311
Group III	4,358,992	1,604,938
Group IV	1,511,850	844,377
Balance at end of year	15,602,146	14,642,720